Reverse Recapitalization Transaction - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 08, 2021	Mar. 31, 2022	Dec. 31, 2021	Jul. 23, 2021	Dec. 31, 2020	Oct. 29, 2020
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Number of authorized shares			1,501,000,000
Common stock, shares authorized		1,500,000,000	1,500,000,000		1,100,000
Preferred Stock, Shares Authorized		1,000,000	1,000,000
Affiliate Of The Sponsor [Member] | Forward Purchase Agreement [Member]
Business Acquisition [Line Items]
Common Stock, Shares Subscribed but Unissued						5,000,000
Common Stock, Value, Subscriptions						$ 50,000,000
Common Stock [Member]
Business Acquisition [Line Items]
Exercisable for shares of the common stock			4,467,973,959
Existing stockholders prior to the first effective time received			416,483,028
Options to Purchase			51,649,748
Common Stock [Member] | Subscription Agreements [Member]
Business Acquisition [Line Items]
Share Price				$ 10
Common Stock, Shares Subscribed but Unissued				47,500,000
Common Stock, Value, Subscriptions				$ 475,000
Common Stock [Member] | Affiliate Of The Sponsor [Member] | Forward Purchase Agreement [Member]
Business Acquisition [Line Items]
Share Price						$ 10
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value	0.0001
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, par value	$ 0.0001
Legacy Cvent
Business Acquisition [Line Items]
Business Combination Agreement Date	Jul. 23, 2021